Statement of Financial Position - Parenthetical (Un-Audited)	Nov. 30, 2012	Aug. 31, 2012	Aug. 31, 2011
Common Stock, Shares Authorized	650,000,000	650,000,000	650,000,000
Common Stock, Shares Issued	88,369,086	87,218,106	75,590,749
Common Stock, Shares Outstanding	88,369,086	87,218,106	75,590,749